Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Party Transactions
37	RELATED PARTY TRANSACTIONS
CNPC, the controlling shareholder of the Company, is a limited liability company directly controlled by the PRC government.
Related parties include CNPC and its fellow subsidiaries, their associates and joint ventures, other state-owned enterprises and their subsidiaries which the PRC government has control, joint control or significant influence over and enterprises which the Group is able to control, jointly control or exercise significant influence over, key management personnel of the Company and CNPC and their close family members.
(a) Transactions with CNPC and its fellow subsidiaries, associates and joint ventures of the Group
The Group has extensive transactions with other companies in CNPC and its fellow subsidiaries. Due to these relationships, it is possible that the terms of the transactions between the Group and other members of CNPC and its fellow subsidiaries are not the same as those that would result from transactions with other related parties or wholly unrelated parties.
The principal related party transactions with CNPC and its fellow subsidiaries, associates and joint ventures of the Group which were carried out in the ordinary course of business, are as follows:
On August 25, 2011, based on the terms of the Comprehensive Products and Services Agreement amended in 2008, the Company and CNPC entered into a new Comprehensive Products and Services Agreement (“the Comprehensive Products and Services Agreement”) for a period of three years which took effect on January 1, 2012. The Comprehensive Products and Services Agreement provides for a range of products and services which may be required and requested by either party. The products and services to be provided by CNPC and its fellow subsidiaries to the Group under the Comprehensive Products and Services Agreement include construction and technical services, production services, supply of material services, social services, ancillary services and financial services. The products and services required and requested by either party are provided in accordance with (1) government-prescribed prices; or (2) where there is no government-prescribed price, with reference to relevant market prices; or (3) where neither (1) nor (2) is applicable, the actual cost incurred or the agreed contractual price. On the basis of the existing Comprehensive Products and Services Agreement, the Company and CNPC entered into a new Comprehensive Products and Services Agreement on August 24, 2017 for a period of three years which took effect on January 1, 2018. The new Comprehensive Products and Services Agreement has already incorporated the terms of the current Comprehensive Products and Services Agreement which amended in 2014. On the basis of the existing Comprehensive Products and Services Agreement, the Company and CNPC entered into a new Comprehensive Products and Services Agreement on August 27, 2020 for a period of three years which took effect on January 1, 2021. The new Comprehensive Products and Services Agreement has already incorporated the terms of the current Comprehensive Products and Services Agreement which amended in 2017.
On August 25, 2011, based on the Land Use Rights Leasing Contract signed in 2000, the Company and CNPC entered into a Supplemental Land Use Rights Leasing Contract which took effect on January 1, 2012. The Company and CNPC each issued a confirmation letter to the Land Use Rights Leasing Contract on August 24, 2017, which adjusted the rental payable and the area for the leased land parcels. The Company agreed to rent from CNPC parcels of land with an aggregate area of approximately 1,773 million square metres with annual rental payable (exclusive of tax and government charges) adjusted to no more than RMB 5,783 in accordance with the area of leased land parcels and the current situation of the property market. The Land Use Rights Leasing Contract shall remain unchanged, apart from the rental payable and the leased area. The confirmation letter shall be effective from January 1, 2018. The Company and CNPC each issued a confirmation letter to the Land Use Rights Leasing Contract on August 27, 2020, which adjusted the rental payable and the area for the leased land parcels. The Company agreed to rent from CNPC parcels of land with an aggregate area of approximately 1,142 million square metres with annual rental payable (exclusive of tax and government charges) adjusted to no more than RMB 5,673 in accordance with the area of leased land parcels and the current situation of the property market. The Land Use Rights Leasing Contract shall remain unchanged, apart from the rental payable and the leased area. The confirmation letter shall be effective from January 1, 2021.
On August 25, 2011, based on the Buildings Leasing Contract and Supplemental Building Leasing Agreement, the Company and CNPC entered into a Revised Buildings Leasing Contract which took effect thereafter. On August 24, 2017, based on the Buildings Leasing Contract and Supplemental Building Leasing Agreement, the Company and CNPC entered into a Revised Buildings Leasing Contract which took effect on January 1, 2018. Under this contract, buildings covering an aggregate area of 1,152,968 square meters were leased at annual rental payable approximately RMB 730. The Revised Building Leasing Contract will expire at December 31, 2037. On August 27, 2020, based on the Buildings Leasing Contract and Supplemental Building Leasing Agreement, the Company and CNPC each issued a contract which took effect on January 1, 2021. Under this contract, buildings covering an aggregate area of 1,287,486 square meters were leased at annual rental payable approximately RMB 713. The area and total fee payable for the lease of all such property may, every three years, be adjusted with the Company’s operating needs and by reference to market price which the adjusted prices will not exceed.

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Sales of goods represent the sale of crude oil, refined products, chemical products and natural gas, etc. The total amount of these transactions amounted to RMB 105,535 for the year ended December 31, 2020 (2019: RMB 122,927, 2018: RMB 105,434).

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Sales of services principally represent the provision of services in connection with the transportation of crude oil and natural gas, etc. The total amount of these transactions amounted to RMB 8,593 for the year ended December 31, 2020 (2019: RMB 10,055, 2018: RMB 7,938).

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Purchases of goods and services principally represent construction and technical services, production services, social services, ancillary services and material supply services, etc. The total amount of these transactions amounted to RMB 321,858 for the year ended December 31, 2020 (2019: RMB 388,802, 2018: RMB 364,912).

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Purchases of assets principally represent the purchases of manufacturing equipment, office equipment and transportation equipment, etc. The total amount of these transactions amounted to RMB 767 for the year ended December 31, 2020 (2019: RMB 1,701, 2018: RMB 1,195).

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Interest income represents interests from deposits placed with CNPC and its fellow subsidiaries. The total interest income amounted to RMB 381 for the year ended December 31, 2020 (2019: RMB 460, 2018: RMB 535). The balance of deposits at December 31, 2020 was RMB 40,377 (December 31, 2019: RMB 28,304).

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Purchases of financial service principally represents interest charged on the loans from CNPC and its fellow subsidiaries, insurance fee, etc. The total amount of these transactions amounted to RMB 8,051 for the year ended December 31, 2020 (2019: RMB 8,759, 2018: RMB 11,970).

•	The borrowings from CNPC and its fellow subsidiaries at December 31, 2020 were RMB 96,298 (December 31, 2019: RMB 179,699).

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Rents and other payments paid to CNPC and its fellow subsidiaries represent (1) the rental expense paid by the Group according to Land Use Rights Leasing Contract and Buildings Leasing Contract; (2) the payable by the Group (including all rents, leasing service fees and prices for exercising purchase options) for the period according to the leasing agreements entered into by the Group and CNPC and its fellow subsidiaries. The total rents and other payments amounted to RMB 8,294 for the year ended December 31, 2020. (2019: RMB 10,106, 2018: RMB 7,092).

Amounts due from and to CNPC and its fellow subsidiaries, associates and joint ventures of the Group included in the following accounts captions are summarized as follows:

	December 31, 2020	December 31, 2019
	RMB	RMB
Accounts receivable	8,651	12,784
Prepayments and other receivables	24,117	11,441
Other current assets	10,946	11,951
Other non-current assets	15,251	16,242
Accounts payable and accrued liabilities	67,262	61,205
Contract liabilities	2,692	792
Lease liabilities	99,725	139,250
Other non-current liabilities	—	827
(b) Key management compensation

	Year End December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Emoluments and other benefits	16,598	13,042	13,385
Contribution to retirement benefit scheme	1,338	1,796	1,781

	17,936	14,838	15,166

(c) Transactions with other state-controlled entities in the PRC
Apart from transactions with CNPC and its fellow subsidiaries, associates and joint ventures of the Group, the Group’s transactions with other state-controlled entities include but is not limited to the following:

•	Sales and purchases of goods and services,

•	Purchases of assets,

•	Lease of assets; and

•	Bank deposits and borrowings
These transactions are conducted in the ordinary course of the Group’s business.